Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 8 – RELATED PARTY TRANSACTIONS

The related parties had transactions for the years ended December 31, 2025, 2024 and 2023 consist of the following:

Name of Related Party	Nature of Relationship as of December 31, 2025
Dandan Liu	Chairman of the Board, Shareholder, Chief Executive Officer (“CEO”)
Feng Zhang	Chief Financial Officer (“CFO”)
Caifen Zou	Independent director of TDH Holding, Inc.
Qiu Li	Independent director of TDH Holding, Inc.
Owens Meng	Independent director of TDH Holding, Inc.
Xue Jiang	Executive Director and Manager of QD Pet Food
Kai Wang	Executive Director and Manager of Beijing Ruihe
Fan Wu	Executive Director and Manager of Beijing Ruihe Space
Pan Zhang	The Manager of Beijing Jingshi
Xiaowan Hu	Supervisor of Beijing Wenxin Information Consulting Co., Ltd.
Yang Liu	Supervisor of Qingdao Chihong Information Consulting Co., Ltd.
Yang Yang	Supervisor of Beijing Jingshi Space Business Management Co., Ltd.
Dayou Zhang	Supervisor of Beijing Ruihe Commercial Management Co., Ltd.

Due to related parties from continuing operations

Due to related parties consisted of the following:

	December 31,	December 31,
	2025	2024
Dandan Liu	300,000	200,318
Total	$300,000	200,318

The balance of due to related parties represents expenses paid by related parties on behalf of the Company as well as advances the Company obtained from related parties for working capital purposes. The amounts owed to the related parties are unsecured, non-interest bearing and payable on demand.